INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2018	¥ 2,438	$ 375
2019	1,288	198
2020	923	142
2021	923	142
2022	¥ 264	$ 41